Amounts Receivable and Prepaids - Schedule of amounts receivable and prepaids (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Receivables [Abstract]
Sales tax receivable	$ 14,650	$ 6,818
Prepaid expenses and other receivables	8,527	7,667
Receivable on sale of subsidiary	1,816	1,816
Accounts receivable and prepaids, gross	24,993	16,301
Provisions and liability on sales tax receivable, opening	(6,777)	0
Additions	(310)	(6,777)
Recovery and reversal	1,259	0
Foreign exchange	(805)	0
Provisions on sales tax receivable	(6,633)	(6,777)
Accounts receivable and prepaids, net	18,360	9,524
Less: current portion	(15,343)	(6,929)
Long term portion	$ 3,017	$ 2,595